Summary of Significant Accounting Policies, Accounts Receivable (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Valuation Allowance [Roll Forward]
Balance at beginning of period	$ 42	$ 17
Additions to allowance account during period	238	25
Deductions of allowance account during period	0	0
Balance at end of period	$ 280	$ 42